Mar. 01, 2016

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED March 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

LifePoints Funds, Target Portfolio Series: Classes A, C, E, R1, R4, R5 and S

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED MARCH 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

LifePoints Funds, Target Date Series: Classes A, E, R1, R4, R5 and S

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED MARCH 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Russell Select Funds: Classes A, C, E, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS Dated MARCH 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.